PRE-OPENING EXPENSES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PRE-OPENING EXPENSES
Rents	¥ 68		¥ 251	¥ 460
Personnel costs	5		15	14
Others	8		22	28
Total	¥ 81	$ 13	¥ 288	¥ 502